SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, Plant, and Equipment ("PPE") (Details)	Dec. 31, 2023
Furniture and equipment | Minimum
PROPERTY, PLANT, AND EQUIPMENT
Useful life	5 years
Furniture and equipment | Maximum
PROPERTY, PLANT, AND EQUIPMENT
Useful life	7 years
Office equipment | Minimum
PROPERTY, PLANT, AND EQUIPMENT
Useful life	3 years
Office equipment | Maximum
PROPERTY, PLANT, AND EQUIPMENT
Useful life	5 years
Machinery and equipment | Minimum
PROPERTY, PLANT, AND EQUIPMENT
Useful life	5 years
Machinery and equipment | Maximum
PROPERTY, PLANT, AND EQUIPMENT
Useful life	15 years
Auto and trucks
PROPERTY, PLANT, AND EQUIPMENT
Useful life	5 years
Buildings
PROPERTY, PLANT, AND EQUIPMENT
Useful life	39 years